Average Annual Total Returns			12 Months Ended	43 Months Ended	60 Months Ended	90 Months Ended	109 Months Ended
		Jan. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Gabelli Media Mogul Fund Class A | S And P 500 Index Reflects No Deduction For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.88%	15.29%	14.42%
Gabelli Media Mogul Fund Class I
Prospectus [Line Items]
Average Annual Return, Percent			22.51%		(0.27%)		1.87%
Performance Inception Date		Dec. 01, 2016
Gabelli Media Mogul Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			22.35%		(0.03%)		1.69%
Performance Inception Date		Dec. 01, 2016
Gabelli Media Mogul Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			13.42%		0.18%		1.44%
Performance Inception Date		Dec. 01, 2016
Gabelli Pet Parents'(TM) Fund Class A
Prospectus [Line Items]
Average Annual Return, Percent			(8.64%)	5.09%	(1.22%)
Performance Inception Date	[2]	May 17, 2022
Gabelli Pet Parents'(TM) Fund Class A | S And P 500 Index Reflects No Deduction For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]		17.88%	14.65%	14.42%
Performance Inception Date	[2]	May 17, 2022
Gabelli Pet Parents'(TM) Fund Class I
Prospectus [Line Items]
Average Annual Return, Percent			(2.88%)		0.14%	6.05%
Performance Inception Date		Jun. 19, 2018
Gabelli Pet Parents'(TM) Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(2.97%)		(0.42%)	5.64%
Performance Inception Date		Jun. 19, 2018
Gabelli Pet Parents'(TM) Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(1.64%)		0.05%	4.76%
Performance Inception Date		Jun. 19, 2018

[1]	The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. Investors cannot invest directly in the S&P 500 Index.
[2]	The Class I Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares on May 17, 2022.
[3]	The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. Investors cannot invest directly in the S&P 500 Index.